Intangible assets	6 Months Ended
Jun. 30, 2026
Intangible assets
Intangible assets
16.	Intangible assets

The movement of intangibles assets for the period ending June 30, 2026, with their corresponding amortizations, is as follows:

	Licenses
	and	Other	Concessions
	software	intangibles	and rights	Easements (1)	Total
Cost
Balance as of December 31, 2025	2,276	1,090	13,551	1,649	18,566
Additions	108	—	203	2	313
Disposals	(34)	—	—	—	(34)
Foreign currency translation	(33)	(64)	(1,366)	(37)	(1,500)
Transfers/reclassifications	4	(1)	—	1	4
Balance as of June 30, 2026 (Unaudited)	2,321	1,025	12,388	1,615	17,349

Accumulated amortization and impairment losses
Balance as of December 31, 2025	(1,400)	(156)	(2,817)	(152)	(4,525)
Amortization expense	(140)	(8)	(285)	(4)	(437)
Disposals	32	—	—	—	32
Foreign currency translation	23	23	521	2	569
Transfers/reclassifications	28	2	—	—	30
Balance as of June 30, 2026 (Unaudited)	(1,457)	(139)	(2,581)	(154)	(4,331)
Net Balance as of December 31, 2025	876	934	10,734	1,497	14,041
Net Balance as of June 30, 2026 (Unaudited)	864	886	9,807	1,461	13,018
(1)

Easements are acquired rights for the passage of its operating assets, mainly electric power transmission lines. These assets are acquired in perpetuity, so they do not have a specific term or contractual limit established and the right is maintained over time.

The movement of intangibles assets for the period ending December 31, 2025, with their corresponding amortizations, is as follows:

	Licenses
	and	Other	Concessions
	software	intangibles	and rights	Easements (1)	Total
Cost
Balance as of December 31, 2024	2,125	1,210	16,025	1,662	21,022
Additions	210	(2)	271	23	502
Disposals	(29)	—	(15)	—	(44)
Foreign currency translation	(61)	(118)	(2,768)	(77)	(3,024)
Transfers/reclassifications	31	—	38	41	110
Balance as of December 2025	2,276	1,090	13,551	1,649	18,566

Accumulated amortization and impairment losses
Balance as of December 31, 2025	(1,185)	(178)	(3,098)	(148)	(4,609)
Amortization expense	(288)	(15)	(634)	(8)	(945)
Impairment recovery	—	—	12	—	12
Disposals	28	—	11	—	39
Foreign currency translation	42	37	892	4	975
Transfers/reclassifications	3	—	—	—	3
Balance as of December 31, 2025	(1,400)	(156)	(2,817)	(152)	(4,525)
Net Balance as of December 31, 2024	940	1,032	12,927	1,514	16,413
Net Balance as of December 31, 2025	876	934	10,734	1,497	14,041
(1)	Easements correspond to acquired rights for the passage of its operating assets, mainly energy transmission lines. These assets are acquired in perpetuity, so they do not have a specific term or contractual limit established and the right is maintained over time. The Ecopetrol Group also owns easements associated with rights-of-way for oil pipelines, which do have a finite useful life and generate amortization charges.